Cover	Jan. 18, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 26, 2023
Entity Registrant Name	EAGLE BANCORP, INC.
Entity Incorporation, State or Country Code	MD
Entity File Number	0-25923
Entity Tax Identification Number	52-2061461
Entity Address, Address Line One	7830 Old Georgetown Road, Third Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	301
Local Phone Number	986-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	EGBN
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001050441